Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease expense
Year Ended December 31, 2021
Operating lease cost	$202,804
Short term lease cost	14,041
Total net lease cost	$216,845

Schedule of supplemental cash flow and other information related to leases
Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$100,100
Weighted average remaining lease term (in years):	0.17
Weighted average discount rate:	0%